November 25, 2020

Peter J. Shea

peter.shea@klgates.com

Tel: 1-212-536-3988

Fax: 1-212-536-3901

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ASYMmetric ETFs Trust
Initial Registration Statement on Form N-1A
Investment Company Act File No. 811-23622

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ASYMmetric ETFs Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the initial exhibits thereto. Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

Please do not hesitate to call me at (212) 536-3988 or in my absence my associate, Nicholas Ersoy, at (202) 778-9135 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Peter J. Shea

Peter J. Shea, Esq.

Attachment

cc:	Darren Schuringa (w/ Attachment)

K&L Gates LLP

599 Lexington Avenue New York NY 10022-6030

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